Wanger International
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Wanger International, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.6%
Issuer	Shares	Value ($)
Australia 5.2%
CAR Group Ltd.	218,250	5,645,342
IDP Education Ltd.	621,038	6,803,562
Pro Medicus Ltd.	34,765	4,279,035
Total		16,727,939
Brazil 0.8%
TOTVS SA	506,084	2,662,475
Canada 2.5%
Altus Group Ltd.	141,425	5,739,819
Richelieu Hardware Ltd.	79,283	2,350,733
Total		8,090,552
China 1.7%
Silergy Corp.	372,000	5,478,449
Finland 1.7%
Valmet OYJ(a)	173,536	5,566,419
France 1.5%
Robertet SA	4,378	4,634,576
Germany 9.3%
Amadeus Fire AG	14,541	1,498,929
CTS Eventim AG & Co. KGaA	71,150	7,408,541
Hypoport SE(b)	22,073	7,287,565
Jenoptik AG	112,720	3,479,344
Nemetschek SE	56,430	5,865,329
Washtec AG	95,440	4,037,083
Total		29,576,791
India 3.3%
Cholamandalam Investment and Finance Co., Ltd.	205,034	3,935,595
Max Healthcare Institute Ltd.	268,942	3,158,982
Phoenix Mills Ltd. (The)	158,858	3,494,723
Total		10,589,300
Ireland 1.3%
Bank of Ireland Group PLC	381,357	4,258,813
Common Stocks (continued)
Issuer	Shares	Value ($)
Italy 3.8%
Amplifon SpA	178,880	5,148,273
Carel Industries SpA	262,126	5,724,833
GVS SpA(b)	164,075	1,319,602
Total		12,192,708
Japan 24.7%
Capcom Co., Ltd.	345,900	8,067,819
Daiseki Co., Ltd.	117,080	3,065,997
Disco Corp.	16,200	4,267,529
Fuso Chemical Co., Ltd.	210,400	5,854,071
Gunma Bank Ltd. (The)	300,700	1,856,943
Kakaku.com, Inc.	165,300	2,877,414
Kokusai Electric Corp.	196,600	4,433,052
Kyudenko Corp.	34,900	1,654,717
Macnica Holdings, Inc.	187,200	2,606,899
NGK Spark Plug Co., Ltd.	195,600	5,511,094
Nippon Sanso Holdings Corp.	93,300	3,424,386
Nomura Real Estate Holdings, Inc.	112,500	3,031,098
Omron Corp.	123,900	5,664,671
PAL GROUP Holdings Co., Ltd.	98,800	1,730,888
Sanwa Holdings Corp.	121,800	3,242,626
Simplex Holdings, Inc.	243,200	4,108,251
Solasto Corp.	1,491,600	5,802,984
Sundrug Co., Ltd.	104,500	3,092,175
Suntory Beverage & Food Ltd.	132,600	4,992,914
Yaskawa Electric Corp.	107,200	3,752,689
Total		79,038,217
Mexico 1.6%
Corporación Inmobiliaria Vesta SAB de CV	1,829,730	4,931,629
Netherlands 4.2%
BE Semiconductor Industries NV	40,068	5,110,299
IMCD NV	47,359	8,226,968
Total		13,337,267
New Zealand 2.0%
Fisher & Paykel Healthcare Corp., Ltd.	289,545	6,418,096

Wanger International  | 2024

Portfolio of Investments  (continued)
Wanger International, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Norway 0.4%
AutoStore Holdings Ltd.(b),(c)	1,196,611	1,217,887
Sweden 3.8%
AddTech AB, B Shares	119,452	3,581,059
Munters Group AB	371,357	8,488,804
Total		12,069,863
Switzerland 8.9%
Belimo Holding AG, Registered Shares	14,213	10,146,799
Inficon Holding AG	3,432	4,959,661
Kardex Holding AG	13,078	4,276,997
Tecan Group AG, Registered Shares	13,413	4,407,783
VAT Group AG	9,270	4,740,666
Total		28,531,906
Taiwan 2.1%
Voltronic Power Technology Corp.	102,495	6,551,372
United Kingdom 17.4%
Ashtead Group PLC	81,128	6,285,863
Auto Trader Group PLC	980,233	11,395,388
ConvaTec Group PLC	1,299,653	3,947,313
Genus PLC	244,269	6,563,796
Howden Joinery Group PLC	439,167	5,336,887
Common Stocks (continued)
Issuer	Shares	Value ($)
Intermediate Capital Group PLC	278,494	8,316,375
Rightmove PLC	727,302	6,012,226
Safestore Holdings PLC	638,126	7,686,456
Total		55,544,304
United States 1.9%
Inter Parfums, Inc.	46,932	6,076,755
Vietnam 1.5%
FPT Corp.	863,019	4,725,080
Total Common Stocks (Cost $247,612,296)		318,220,398

Money Market Funds 3.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(d),(e)	5,368,402	5,367,865
Dreyfus Government Cash Management Fund, Institutional Shares, 4.803%(d),(f)	5,436,600	5,436,600
Total Money Market Funds (Cost $10,803,391)		10,804,465
Total Investments in Securities (Cost $258,415,687)		329,024,863
Other Assets & Liabilities, Net		(9,555,720)
Net Assets		$319,469,143
Notes to Portfolio of Investments
(a)	All or a portion of this security was on loan at September 30, 2024. The total market value of securities on loan at September 30, 2024 was $5,007,226.
(b)	Non-income producing investment.
(c)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2024, the total value of these securities amounted to $1,217,887, which represents 0.38% of total net assets.

(d)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(e)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	11,817,183	48,144,471	(54,594,592)	803	5,367,865	(751)	258,522	5,368,402

(f)	Investment made with cash collateral received from securities lending activity.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Wanger International  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7062_12_C01_(11/24)